Segment and geographic information - Major components of Income (loss) before income taxes in "Other" (Parenthetical) (Detail) ¥ in Millions	6 Months Ended
Sep. 30, 2021 JPY (¥)
Loss on legacy transactions	¥ 40,000
Nomura Research Institute, Ltd [Member]
Gain on the sale of the ordinary shares	¥ 36,249